Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Policy Liabilities And Policy Account Balances In Statement of Financial Position (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Liability for Future Policy Benefit, Activity [Line Items]
Subtotal	¥ 1,512,034	¥ 1,430,462
Policy account balances for variable annuity and variable life insurance contracts and market risk benefits	151,331	167,207
Fixed annuities and annuitization benefits	128,975	138,419
Others	138,390	156,422
Total	1,930,730	1,892,510
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Subtotal	762,040	739,696
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Subtotal	624,060	606,419
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Subtotal	¥ 125,934	¥ 84,347